Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Line Items]
Recurring operating losses	$ 2,400	$ 32,700
Net cash flow used in operating activities	(1,025)	$ (21,354)	$ 33,577	$ (138,046)	$ (178,012)
Accumulated deficit	(739,285)		(737,049)	(564,514)
Cash and cash equivalents	$ 147		$ 148	$ 23,188